Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		$ (307)	$ (2,255)
Property, plant and equipment, net		3,262	19,384	$ 18,786
Depreciation expense	$ 59	307	1,944
Accelerated depreciation			100
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		739	1,380
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		442	783
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,357	16,856
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		359	0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		672	2,205
Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 0	$ 415